Consolidated Statements of Cash Flows - Nickel Road Operating LLC [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (14,437,821)	$ 15,777,165
Adjustments to reconcile net income to net cash from operating activities
Depreciation, depletion, and amortization	10,725,647	12,852,983
Amortization of debt issuance costs	46,385	74,949
Gain on sale of oil and gas properties	(5,372,679)	(6,261,551)
Impairment	29,719,123
Unrealized (gain) loss on derivative instruments	270,925	(317,924)
Change in operating assets and liabilities
Accounts receivable	3,059,100	(1,559,293)
Prepaid expenses	(171,121)	127,491
Accounts payables	(1,624,386)	11,799,827
Accrued liabilities	(2,824,417)	3,623,569
Net cash from operating activities	19,390,756	36,117,216
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of oil and gas properties	(1,917,733)	(30,112,374)
Proceeds from the sale of oil and gas properties	5,372,679	6,547,375
Net cash from (used in) investing activities	3,454,946	(23,564,999)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	29,800,000	47,366,667
Repayment of short-term and long-term debt	(50,383,333)	(59,333,334)
Payments for debt issuance costs	(678)	(163,652)
Net cash used in financing activities	(20,584,011)	(12,130,319)
NET CHANGE IN CASH, CASH EQUIVALENTS	2,261,691	421,898
CASH, CASH EQUIVALENTS, beginning of period	336,115	3,476,039
CASH, CASH EQUIVALENTS, end of period	2,597,806	3,897,937
SUPPLEMENTAL CASH FLOW INFORMATION
Right-of-use asset obtained in exchange for lease obligations		388,011
Cash paid for interest	$ 1,061,428	$ 1,419,053